Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.94%
Air Freight & Logistics - 1.99%
Atlas Air Worldwide Holdings, Inc. (a)	5,704	$222,798
Airlines - 3.43%
JetBlue Airways Corp. (a)	38,025	382,912
Auto Components - 3.49%
Modine Manufacturing Co. (a)	72,960	390,336
Banks - 19.13%
BankUnited, Inc.	23,821	440,212
First Commonwealth Financial Corp.	28,292	231,429
First Horizon National Corp.	23,231	217,210
FNB Corp.	59,306	439,457
Great Western Bancorp, Inc.	13,100	186,544
OFG Bancorp (b)	15,954	193,841
Umpqua Holdings Corp.	37,786	430,383
		2,139,076
Capital Markets - 0.57%
Affiliated Managers Group, Inc.	950	63,289
Construction & Engineering - 1.30%
AECOM (a)	3,742	145,077
Electronic Equipment, Instruments & Components - 0.93%
II-VI, Inc. (a)	2,187	103,948
Food & Staples Retailing - 0.54%
The Andersons, Inc.	4,663	60,432
Food Products - 2.10%
Pilgrim's Pride Corp. (a)	11,354	234,688
Health Care Equipment & Supplies - 1.74%
Integra LifeSciences Holdings Corp. (a)	3,736	194,683
Health Care Providers & Services - 2.26%
AMN Healthcare Services, Inc. (a)	2,501	110,944
Magellan Health, Inc. (a)	1,893	141,957
		252,901
Health Care Technology - 0.32%
Computer Programs & Systems, Inc.	1,620	35,834
Hotels, Restaurants & Leisure - 14.52%
Bloomin' Brands, Inc. (a)	44,312	505,600
Brinker International, Inc.	7,682	202,421
Dave & Buster's Entertainment, Inc.	39,650	522,984
The Cheesecake Factory, Inc.	18,260	392,225
		1,623,230
Household Durables - 0.99%
PulteGroup, Inc.	3,265	110,912
Insurance - 15.35%
American Equity Investment Life Holding Co.	22,875	496,159
Benefytt Technologies, Inc. (a)	4,433	87,020
CNO Financial Group, Inc.	34,620	496,796
Lincoln National Corp.	5,538	210,056
National General Holdings Corp.	20,995	426,199
		1,716,230
Metals & Mining - 7.31%
B2Gold Corp. (b)	26,340	144,343
Century Aluminum Co. (a)	17,485	104,211
Commercial Metals Co.	29,045	498,412
Gold Resource Corp.	18,070	70,473
		817,439
Oil, Gas & Consumable Fuels - 2.99%
Cabot Oil & Gas Corp.	2,970	58,925
Cimarex Energy Co.	6,901	181,358
Delek US Holdings, Inc.	4,765	93,728
		334,011
Paper & Forest Products - 0.56%
Domtar Corp.	3,060	62,424
Personal Products - 1.39%
Medifast, Inc.	1,522	155,761
Semiconductors & Semiconductor Equipment - 1.03%
Diodes, Inc. (a)	2,371	115,325
Specialty Retail - 7.18%
American Eagle Outfitters, Inc.	36,581	335,081
Dick's Sporting Goods, Inc.	5,400	194,724
Urban Outfitters, Inc. (a)	16,125	273,158
		802,963
Technology Hardware, Storage & Peripherals - 6.98%
NCR Corp. (a)	16,880	304,684
Super Micro Computer, Inc. (a)	18,322	475,640
		780,324
Textiles, Apparel & Luxury Goods - 0.56%
Skechers U.S.A., Inc. - Class A (a)	1,985	62,170
Trading Companies & Distributors - 3.28%
WESCO International, Inc. (a)	11,020	366,966
TOTAL COMMON STOCKS (Cost $13,930,275)		11,173,729

MONEY MARKET FUND - 0.11%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 0.080% (c)	12,111	12,111
TOTAL MONEY MARKET FUND (Cost $12,111)		12,111

Total Investments (Cost $13,942,386) - 100.05%		11,185,840
Liabilities in Excess of Other Assets - (0.05)%		(5,400)
TOTAL NET ASSETS - 100.00%		$11,180,440

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at May 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

	Snow Capital Small Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$11,173,729	$-	$-	$11,173,729
Total Equity	11,173,729	-	-	11,173,729
Money Market Funds	12,111	-	-	12,111
Total Investments in Securities	$11,185,840	$-	$-	$11,185,840

	Snow Capital Long/Short Opportunity Fund
Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$57,403,520	$-	$-	$57,403,520
Exchange-Traded Funds	728,064	-	-	728,064
Real Estate Investment Trusts	809,301	-	-	809,301
Total Equity	58,940,885	-	-	58,940,885
Purchased Options	196,250	-	-	196,250
Money Market Funds	17,651,417	-	-	17,651,417
Total Investments in Securities	$76,788,552	$-	$-	$76,788,552

Liabilities:
Securities Sold Short(2)	$(15,243,704)	$-	$-	$(15,243,704)
Written Options	(800,172)	(458,895)	-	(1,259,067)
Total Liabilities	$(16,043,876)	$(458,895)	$-	$(16,502,771)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.

The Snow Capital Small Cap Value Fund did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund used put and call options during the period presented. The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2020 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$196,250	Options written, at value	(1,259,067)

Total		$196,250		$(1,259,067)

The effect of derivative instruments on the income for the period March 1, 2020 through May 31, 2020 was as follows:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$219,369	$219,369
Total	$-	$219,369	$219,369

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(326,642)	$300,939	$(25,703)
Total	$(326,642)	$300,939	$(25,703)